Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables	24. Trade and other receivables

Accounting policy
Trade and other receivables, excluding trade receivables for PGM and zinc concentrate sales, prepayments and value added tax, are non-derivative financial assets categorised as financial assets measured at amortised cost.
The above non-derivative financial assets are initially recognised at fair value and subsequently carried at amortised cost less allowance for impairment. Estimates made for impairment are based on a review of all outstanding amounts at year end in line with the impairment policy described in note 36. Irrecoverable amounts are written off during the period in which they are identified based on the write-off policy included in note 36.
In addition to other types of PGM sales, trade receivables include actual invoiced sales of PGM concentrate, as well as sales not yet invoiced for which deliveries have been made and the control has transferred. This is similar for sales of zinc concentrate also included in trade receivables. The PGM and zinc concentrate receivables are financial assets measured at fair value through profit or loss, as the solely payments of principle and interest criteria is not met. The receivable amount calculated for the PGM and zinc concentrate delivered but not yet invoiced is recorded at the fair value of the consideration receivable at the date of delivery. At each subsequent reporting date the receivable is restated to reflect the fair value movements in the pricing mechanism which are recognised in revenue. Foreign exchange movements on foreign currency denominated receivables are recognised as a foreign exchange gain or loss in profit or loss subsequent to the recognition of a sale.

Figures in million – SA rand	2023	2022	2021
Trade receivables — gold operations	—	—	44
Trade receivables — PGM operations	5,353	4,304	4,823
PGM sales concentrate	3,407	3,564	3,794
PGM sales other	1,946	740	1,029
Trade receivables — zinc concentrate sales	108	—	—
Trade receivables — Sandouville metals sales	261	135	—
Other trade and non-trade receivables[1]	947	1,389	904
Payroll debtors	273	361	322
Interest receivable	90	90	54
Financial assets	7,032	6,279	6,147
Prepayments[2]	1,219	433	335
Value added tax	649	788	929
Total trade and other receivables	8,900	7,500	7,411
1These receivables arise from the Group's non-core activities such as services rendered by service entities to third parties, scrap metal and diesel sales, recovery of water and electricity and other miscellaneous items, and therefore do not include the Group's proceeds from the sale of products
2Prepayments include prepayments of DRDGOLD made towards capital projects amounting to R610 million at 31 December 2023
Fair value of trade and other receivables
The fair value of trade receivables for PGM concentrate sales are determined based on ruling market prices, volatilities and interest rates, and constitutes level 2 on the fair value hierarchy (see note 36.1).
The fair value of trade and other receivables measured at amortised cost approximate the carrying value due to the short maturity.
Credit risk
The Group is exposed to credit risk on the total carrying value of trade and other receivables (see note 36.2).
Trade receivables measured at amortised cost are reviewed on a regular basis and an allowance for impairment is raised when they are not considered recoverable based on an expected credit loss assessment. The Group transacts exclusively with a limited number of large international institutions and other organisations with strong credit ratings and the negligible historical level of customer default. Trade receivables, including trade receivables from metal sales such as chrome, silver, cobalt, zinc and copper, are currently in a sound financial position and no impairment allowance has been recognised.
The table below summarises the impairment allowance raised on other non-trade receivables that are considered to be impaired:

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	214	201	199
Impairment allowance recognised in profit or loss for the year	21	28	3
Financial assets written off	(132)	—	—
Impaired financial assets recovered during the year	(2)	(15)	(1)
Balance at end of the year[1]	101	214	201
1The impairment allowance mainly relates to payroll receivables, property rentals and certain supplier loans
Commodity price risk
The Group is exposed to commodity price risk on PGM concentrate receivables that are still subject to provisional pricing adjustments after the reporting date. A change in the 4E basket price of one percent would impact revenue and the related PGM concentrate receivables by R24 million.
Foreign currency sensitivity
Certain of the Group’s components with SA rand as their functional currency have trade and other receivables which are settled in US dollars. The balances are sensitive to changes in the rand/US dollar exchange rate. A one percentage point change in the SA rand closing exchange rate of R18.57/US$ would have impacted profit/loss before tax by R40 million.